Expense Example - FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO - FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO - Fidelity Limited Term Municipal Income Fund	Mar. 01, 2025 USD ($)
Fidelity Advisor Limited Term Municipal Income Fund - Class A
Expense Example:
1 year	$ 330
3 years	461
5 years	606
10 years	1,030
Fidelity Advisor Limited Term Municipal Income Fund - Class C
Expense Example:
1 year	229
3 years	403
5 years	697
10 years	1,357
Fidelity Advisor Limited Term Municipal Income Fund - Class M
Expense Example:
1 year	330
3 years	452
5 years	586
10 years	977
Fidelity Advisor Limited Term Municipal Income Fund - Class I
Expense Example:
1 year	31
3 years	109
5 years	198
10 years	459
Fidelity Advisor Limited Term Municipal Income Fund - Class Z
Expense Example:
1 year	26
3 years	80
5 years	141
10 years	$ 318